Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment
17.	Property, plant and equipment

Property, plant and equipment comprised the following (in thousands):

	Freehold land	Leasehold improvements	Fixtures and fittings	Motor vehicles	Plant, machinery and equipment	Totals
Cost
At January 1, 2020	$17,818	$43,135	$12,968	$193	$16,944	$91,058
Additions	-	18,039	4,799	-	4,228	27,066
Additions acquired through business combinations (1)	-	1,052	-	-	313	1,365
Disposals	-	-	(80)	-	(212)	(292)
Transfers	-	(174)	513	-	(533)	(194)
Foreign exchange movements	1,751	3,396	995	8	1,146	7,296
At December 31, 2020	19,569	65,448	19,195	201	21,886	126,299
Additions	-	12,264	8,167	108	7,895	28,434
Additions acquired through business combinations (1)	-	6	43	-	159	208
Disposals	-	(3,219)	(1,045)	-	(1,037)	(5,301)
Transfers	-	(2,383)	85	-	2,305	7
Foreign exchange movements	(1,545)	(2,851)	(1,370)	(7)	(991)	(6,764)
At December 31, 2021	18,024	69,265	25,075	302	30,217	142,883
Accumulated depreciation and impairment
At January 1, 2020	-	(10,517)	(4,660)	(100)	(7,782)	(23,059)
Depreciation for year	-	(5,175)	(2,605)	(22)	(4,293)	(12,094)
Impairment for year	-	(620)	(135)	-	(2)	(757)
Disposals	-	-	83	-	189	272
Transfers	-	77	(14)	-	150	212
Foreign exchange movements	-	(792)	(369)	(8)	(621)	(1,791)
At December 31, 2020	-	(17,027)	(7,701)	(130)	(12,359)	(37,217)
Depreciation for year	-	(6,615)	(3,589)	(29)	(5,300)	(15,533)
Disposals	-	3,095	1,008	-	998	5,101
Foreign exchange movements	-	919	446	7	457	1,829
At December 31, 2021	-	(19,628)	(9,836)	(152)	(16,204)	(45,820)
Net book value
At December 31, 2020	19,569	48,421	11,494	71	9,527	89,082
At December 31, 2021	$18,024	$49,637	$15,239	$150	$14,013	$97,063

(1) See Note 5, Business combinations for details

Included within Leasehold improvements is $9.2 million (2020: $1.7 million) of assets that are under the course of construction. Depreciation will commence once they are available for use.

Depreciation for all property, plant and equipment is recorded in Selling, general and administrative expenses within the Consolidated statement of operations.

The impairment charge of $0.8 million during the year ended December 31, 2020, primarily related to a reduction in the carrying value of Leasehold improvements, Fixtures and fittings, and Plant, machinery and equipment at one of our smaller retail locations and is associated with the In-Store reportable segment. There were no impairment losses in the year ended December 31, 2021.